Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details)	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-end of the year, Number of options	13,000